CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commodity Sales	$ 6,858,456	$ 6,098,343	$ 10,724,981
Services	2,062,478	1,664,863	1,470,110
Total revenues	8,920,934	7,763,206	12,195,091
Cost of sales and fuel (exclusive of items shown separately below)	6,496,124	5,641,052	10,088,548
Operations and maintenance	668,335	605,748	599,143
Depreciation and amortization	391,585	354,620	294,684
Impairment of long-lived assets	0	83,673	0
General taxes	88,849	87,583	75,744
Gain on sale of assets	(9,635)	(5,629)	(6,599)
Operating income	1,285,676	996,159	1,143,571
Equity in net earnings from investments	139,690	125,300	117,415
Impairment of equity investments (Note N)	0	(180,583)	(76,412)
Allowance for equity funds used during construction	209	2,179	14,937
Other income	6,091	368	5,598
Other expense	(4,059)	(4,760)	(29,073)
Interest expense (net of capitalized interest of $10,591, $36,572 and $54,813, respectively)	(469,651)	(416,787)	(356,163)
Income before income taxes	957,956	521,876	819,873
Income taxes (Note M)	(212,406)	(136,600)	(151,158)
Income from continuing operations	745,550	385,276	668,715
Income (loss) from discontinued operations, net of tax (Note Q)	(2,051)	(6,081)	(5,607)
Net income	743,499	379,195	663,108
Less: Net income attributable to noncontrolling interests	391,460	134,218	349,001
Net income attributable to ONEOK	352,039	244,977	314,107
Amounts attributable to ONEOK:
Income from continuing operations	354,090	251,058	319,714
Income (loss) from discontinued operations	(2,051)	(6,081)	(5,607)
Net Income	$ 352,039	$ 244,977	$ 314,107
Basic earnings per share:
Income from continuing operations	$ 1.68	$ 1.19	$ 1.53
Income (loss) from discontinued operations	(0.01)	(0.02)	(0.03)
Net Income	1.67	1.17	1.50
Diluted earnings per share:
Income from continuing operations (Note J)	1.67	1.19	1.52
Income (loss) from discontinued operations	(0.01)	(0.03)	(0.03)
Net Income	$ 1.66	$ 1.16	$ 1.49
Average shares (thousands)
Basic	211,128	210,208	209,391
Diluted	212,383	210,541	210,427
Dividends declared per share of common stock	$ 2.46	$ 2.43	$ 2.125